Debt securities in issue	6 Months Ended
Jun. 30, 2019
Debt securities in issue
Debt securities in issue

11.        Debt securities in issue

	30 June 2019			31 December 2018
	At fair			At fair
	value			value
	through	At		through	At
	profit or	amortised		profit or	amortised
	loss	cost	Total	loss	cost	Total
	£m	£m	£m	£m	£m	£m

Medium-term notes issued	7,930	18,418	26,348	7,032	17,314	24,346
Covered bonds	—	30,479	30,479	—	28,194	28,194
Certificates of deposit	—	5,806	5,806	—	6,667	6,667
Securitisation notes	52	5,308	5,360	53	5,480	5,533
Commercial paper	—	9,330	9,330	—	6,878	6,878
Total debt securities in issue	7,982	69,341	77,323	7,085	64,533	71,618

The notes issued by the Group’s securitisation and covered bond programmes are held by external parties and by subsidiaries of the Group.

Securitisation programmes

At 30 June 2019, external parties held £5,360 million (31 December 2018: £5,533 million) and the Group’s subsidiaries held £30,092 million (31 December 2018: £31,647 million) of total securitisation notes in issue of £35,452 million (31 December 2018: £37,180 million). The notes are secured on loans and advances to customers and debt securities held at amortised cost amounting to £38,604 million (31 December 2018: £41,674 million), the majority of which have been sold by subsidiary companies to bankruptcy remote structured entities. The structured entities are consolidated fully and all of these loans are retained on the Group’s balance sheet.

Covered bond programmes

At 30 June 2019, external parties held £30,479 million (31 December 2018: £28,194 million) and the Group’s subsidiaries held £700 million (31 December 2018: £700 million) of total covered bonds in issue of £31,179 million (31 December 2018: £28,894 million). The bonds are secured on certain loans and advances to customers amounting to £41,049 million (31 December 2018: £36,802 million) that have been assigned to bankruptcy remote limited liability partnerships. These loans are retained on the Group’s balance sheet.

Cash deposits of £4,049 million (31 December 2018: £4,102 million) which support the debt securities issued by the structured entities, the term advances related to covered bonds and other legal obligations are held by the Group.